Financial Instruments and Financial Risk Management - Summary of Assets and Liabilities Not Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets and Liabilities Not Measured at Fair Value Abstract
Carrying value of noncurrent borrowings	$ 892,700	$ 515,804
Fair value of non-current borrowings	1,026,204	859,132
Carrying value of other financial liabilities (Non-current)	298,244	13,367
Fair value of other financial liabilities (Non-current)	261,634	13,367
Carrying value of other financial liabilities (Current)	36,433	9,748
Fair value of other financial liabilities (Current)	$ 36,433	$ 9,748